THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of impairment losses in the Consolidated Statements of Operations

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Impairment of long-lived assets	$3,149	$—	$—	$—
Investment expense (income)	—	1,370	—	—

Total impairment losses	$3,149	$1,370	$—	$—

Schedule of components of other expense (income)

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 Through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Gain on redemption of 8.75% Senior Fixed Rate Notes due 2019	$(8,386)	$—	$—	$—
Gain on redemption and modification of Senior Secured Credit Facility	—	(130)	—	—
Loss on redemption of 8% Senior Subordinated Notes due 2014	—	—	—	1,297
Business interruption insurance recoveries	—	(1,285)	—	(337)
Other expense	42	—	49	—

Other expense (income)	$(8,344)	$(1,415)	$49	$960